Nature Of Operations- Additional Information (Detail) - Cerberus Telecom Acquisition Corp [Member] - Sponsor [Member] - Merger Agreement [Member]	Sep. 30, 2021
Equity method investment ownership percentage	100.00%
Subsequent Event [Member]
Equity method investment ownership percentage	100.00%